Annual Total Returns- Federated Hermes Government Obligations Fund (Select Shares) [BarChart] - Select Shares - Federated Hermes Government Obligations Fund - SEL	2017	2018	2019	2020
Total	0.02%	0.76%	1.52%	0.38%